Segment Reporting Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 130,650	$ 118,076	$ 119,336	$ 114,167	$ 128,786	$ 114,876	$ 116,101	$ 113,313	$ 482,229	$ 473,076	$ 465,604
Operating Income (Loss)									27,147	26,872	27,725
Interest Income (Expense), Net									(2,348)	(2,216)	(2,063)
Income from continuing operations before income taxes									24,799	24,656	25,662
Total assets	203,706				204,751				203,706	204,751	203,105
Depreciation and amortization									9,173	8,870	8,478
Capital expenditures									12,174	13,115	12,898
Walmart U.S.
Segment Reporting Information [Line Items]
Net sales									288,049	279,406	274,433
Operating Income (Loss)									21,336	21,787	21,103
Total assets	101,381				98,745				101,381	98,745	96,234
Depreciation and amortization									2,665	2,640	2,644
Capital expenditures									6,286	6,378	5,994
Walmart International
Segment Reporting Information [Line Items]
Net sales									136,160	136,513	134,748
Operating Income (Loss)									6,171	5,153	6,365
Total assets	80,505				85,370				80,505	85,370	85,695
Depreciation and amortization									2,665	2,658	2,605
Capital expenditures									3,936	4,463	4,640
Sam's Club
Segment Reporting Information [Line Items]
Net sales									58,020	57,157	56,423
Operating Income (Loss)									1,976	1,843	1,859
Total assets	13,995				14,053				13,995	14,053	13,479
Depreciation and amortization									473	437	410
Capital expenditures									753	1,071	868
Corporate and support
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating Income (Loss)									(2,336)	(1,911)	(1,602)
Total assets	7,825				6,583				7,825	6,583	7,697
Depreciation and amortization									3,370	3,135	2,819
Capital expenditures									$ 1,199	$ 1,203	$ 1,396